UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05296

Exact name of registrant as specified in charter:	The High Yield Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2006

Date of reporting period:	5/31/2006

Item 1. Schedule of Investments

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments

May 31, 2006 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 132.2%
CORPORATE BONDS 128.7%
Aerospace/Defense 3.7%
Argo-Tech Corp., Sr. Notes	B3	9.25%	6/1/11	$55	$57,750
BE Aerospace, Inc., Sr. Sub Notes, Ser. B	B3	8.875	5/1/11	235	244,400
DRS Technologies, Inc., Gtd. Notes	B3	7.625	2/1/18	150	151,500
Esterline Technologies Corp., Sr. Sub Notes	B1	7.75	6/15/13	300	307,500
K&F Acquisition, Inc.,
Sr. Sub. Notes	Caa1	7.75	11/15/14	150	152,250
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625	6/15/12	500	510,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.25	1/15/15	300	287,250
Sequa Corp., Sr. Notes, Ser. B	B1	8.875	4/1/08	300	312,750
Standard Aerospace Holdings, Inc., Sr. Sub. Notes	Caa1	8.25	9/1/14	125	110,000
TransDigm, Inc., Sr. Sub. Notes	B3	8.375	7/15/11	180	191,250

					2,324,650

Airlines 0.9%
AMR Corp.,
Deb.	Caa2	10.00	4/15/21	125	114,063
M.T.N., Ser. B	CCC(d)	10.40	3/10/11	100	94,750
Continental Airlines, Inc.,
Pass thru Certs., Ser. D	B3	7.568	12/1/06	300	299,203
Pass-thru Certs., Ser. 1998-1, Class B	Ba2	6.748	3/15/17	88	82,303

					590,319

Automotive 8.9%
ArvinMeritor, Inc., Notes	Ba2	8.75	3/1/12	250	251,250
Ford Motor Credit Co., Notes	Ba2	7.875	6/15/10	1,405	1,296,289
General Motors Nova Scotia Finance Co., Gtd. Notes	B3	6.85	10/15/08	225	202,500
General Motors Acceptance Corp.,
Notes	Ba1	6.125	9/15/06	500	498,237
Notes	Ba1	6.875	9/15/11	450	422,739
Notes	Ba1	6.875	8/28/12	950	883,056
Notes	Ba1	6.75	12/1/14	435	394,876
Notes	B3	7.20	1/15/11	180	151,200
Goodyear Tire & Rubber Co., Sr. Notes	B3	9.00	7/1/15	150	152,625
Lear Corp., Sr. Notes, Ser. B	B3	8.11	5/15/09	390	380,250
Tenneco Automotive, Inc., Sr. Sub. Notes	B3	8.625	11/15/14	100	100,500

TRW Automotive, Inc.,
Sr. Notes	Ba3	9.375	2/15/13	276		297,390
Sr. Sub. Notes	B1	11.00	2/15/13	50		55,375
Visteon Corp.,
Sr. Notes	B3	8.25	8/1/10	365		339,450
Sr. Notes	B3	7.00	3/10/14	290		239,975

						5,665,712

Banking 0.7%
Halyk Savings Bank of Kazakhstan (Kazakhstan), Notes (cost $101,750; purchased 10/22/04)	Baa1	8.125	10/7/09	100	(c)(g)(h)	103,875
Kazkommerts International BV (Netherlands),
Gtd. Notes	Baa1	8.50	4/16/13	205	(c)(h)	214,225
Notes	Baa1	7.00	11/3/09	105	(c)(h)	105,000

						423,100

Building Materials 2.7%
Beazer Homes USA, Inc., Sr. Notes	Ba1	8.625	5/15/11	110		114,675
D.R. Horton, Inc., Sr. Notes	Baa3	8.00	2/1/09	375		391,126
Dycom Industries Inc., Notes	Ba3	8.125	10/15/15	175		178,500
Goodman Global Holdings Co., Inc.,
Sr. Notes	B2	7.491	6/15/12	125	(i)	126,563
Sr. Notes	B3	7.875	12/15/12	75		73,500
K Hovnanian Enterprises Inc., Gtd. Notes	Ba1	7.50	5/15/16	170		163,168
KB HOME,
Notes	Ba1	6.375	8/15/11	150		145,437
Sr. Sub. Notes	Ba2	8.625	12/15/08	160		167,576
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50	9/1/14	350		351,750

						1,712,295

Cable 3.9%
Cablevision Systems Corp., Sr. Notes, Ser. B	B3	8.00	4/15/12	50		49,500
Callahan Nordrhein-Westfalen (Germany), Sr. Disc. Notes	NR	16.00	7/15/10	500	(a)(c)(f)	5
Charter Communications Holdings I LLC,
Gtd. Notes	Cae	11.125	1/15/14	198		125,235
Gtd. Notes	Cae	10.00	5/15/14	99		60,390
Gtd. Notes	Ca	11.75	5/15/14	500		315,000
Sec’d. Notes	Caa3	11.00	10/1/15	400		344,000
Charter Communications Holdings II LLC,
Sr. Notes	Caa1	10.25	9/15/10	250	(h)	248,750
Sr. Notes	Caa1	10.25	9/15/10	325		324,188
Charter Communications Operating LLC,
Sr. Notes	Ca	10.75	10/1/09	100		77,500
Sr. Notes	B2	8.375	4/30/14	100	(h)	99,750
CSC Holdings, Inc.,
Sr. Notes, Ser. B	B2	7.625	4/1/11	25		25,125
Deb.	B2	7.625	7/15/18	100		99,500
Deb.	B2	7.875	2/15/18	50		50,375
Sr. Notes,	B2	7.875	12/15/07	350		356,125
Sr. Notes, Ser. B	B2	8.125	7/15/09	100		102,500
Deb.	B2	8.125	8/15/09	100		102,500
Videotron Ltée, Notes	Ba3	6.375	12/15/15	100		94,000

						2,474,443

Capital Goods 8.5%
ALH Finance LLC, Sr. Sub. Notes	B3	8.50	1/15/13	160		156,800
Allied Waste North America, Inc.,
Sec’d. Notes, Ser. B	B2	5.75	2/15/11	450		425,250
Sr. Notes	B2	7.25	3/15/15	95		92,981
Sr. Notes, Ser. B	B2	8.50	12/1/08	135		141,581
Gtd. Notes, Ser. B	B2	9.25	9/1/12	167		178,064
Avis Budget Car Rental LLC, Sr. Notes	Ba3	7.625	5/15/14	180	(h)	180,900
Blount, Inc., Sr. Sub Notes	B2	8.875	8/1/12	425		437,749
Case New Holland, Inc., Sr. Notes	Ba3	9.25	8/1/11	200		212,500
Columbus McKinnon Corp., Sr. Sub. Notes	B3	8.875	11/1/13	160		164,400
Hertz Corp.,
Sr. Notes	B1	8.875	1/1/14	500	(h)	520,000
Sr. Notes	B3	10.50	1/1/16	300	(h)	324,750
Invensys PLC, Sr. Notes (United Kingdom)	B3	9.875	3/15/11	95	(c)(h)	103,075
Johnson Diversey, Inc., Gtd. Notes	Caa1	9.625	5/15/12	75		75,750
Manitowoc Co., Inc., (The), Sr. Sub. Notes	B2	10.50	8/1/12	260		283,400
Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00	5/1/12	90		98,325
Rexnord Corp., Sr. Sub. Notes	B3	10.125	12/15/12	225		249,750
Stena AB (Sweden),
Sr. Notes	Ba3	9.625	12/1/12	175	(c)	187,688
Sr. Notes	Ba3	7.50	11/1/13	275	(c)	268,125
Terex Corp.,
Sr. Sub. Notes	Caa1	9.25	7/15/11	50		52,875
Sr. Sub. Notes	Caa1	7.375	1/15/14	275		275,688
Sr. Sub. Notes, Ser. B	Caa1	10.375	4/1/11	240		252,900
United Rentals North America, Inc., Sr. Sub. Notes	Caa1	7.75	11/15/13	400		392,000
Valmont Industries, Inc., Gtd. Notes	Ba3	6.875	5/1/14	350		345,625

						5,420,176

Chemicals 7.3%
BCI Finance Corp., Sr. Sec’d. Notes	B3	10.577	7/15/10	285	(h)(i)	290,700
Equistar Chemical Funding LP,
Notes	B2	10.125	9/1/08	215		228,975
Sr. Notes	B2	10.625	5/1/11	85		92,013
Huntsman LLC, Gtd. Notes	Ba3	11.625	10/15/10	611		678,210
Huntsman International LLC,
Gtd. Notes	B2	9.875	3/1/09	680		708,900
Gtd. Notes	B3	10.125	7/1/09	42		42,735
IMC Global, Inc.,
Debs.	B1	6.875	7/15/07	300		301,500
Gtd. Notes, Ser. B	Ba3	10.875	6/1/08	100		107,500
Gtd. Notes, Ser. B	Ba3	11.25	6/1/11	300		316,875
Ineos Group Holdings PLC (Great Britain), Notes	B2	8.50	2/15/16	100	(h)	93,500

Koppers, Inc., Sr. Sec’d. Notes	B1	9.875	10/15/13	236		259,600
Lyondell Chemical Co.,
Sr. Sec’d. Notes	B1	9.50	12/15/08	496		515,220
Sr. Sec’d. Notes	B1	10.50	6/1/13	224		250,880
Nalco Co.,
Sr. Notes	B2	7.75	11/15/11	140		140,350
Sr. Sub. Notes	Caa1	8.875	11/15/13	235		241,756
Rhodia SA (France),
Sr. Notes	B3	10.25	6/1/10	91	(c)	99,986
Sr. Sub. Notes	Caa1	8.875	6/1/11	113	(c)	114,130
Rockwood Specialties, Inc., Sr. Sub. Notes	B3	10.625	5/15/11	110		118,800

						4,601,630

Consumer 1.6%
Levi Strauss & Co.,
Sr. Notes	B3	12.25	12/15/12	200		224,999
Sr. Notes	B3	8.875	4/1/16	75	(h)	73,688
Mac-Gray Corp., Sr. Notes	B1	7.625	8/15/15	150		153,000
Playtex Products, Inc.,
Sec’d Notes	B2	8.00	3/1/11	25		26,313
Gtd. Notes	Caa1	9.375	6/1/11	325		338,812
Service Corp. International, Inc., Notes	Ba3	6.50	3/15/08	125		124,688
Simmons Bedding Co., Sr. Sub. Notes	Caa1	7.875	1/15/14	100		97,250

						1,038,750

Diversified Manufacturing 0.2%
Johnson Diversey Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until 5/15/07)	Caa1	10.67	5/15/13	135		116,100

Electric 10.1%
AES Corp.,
Sr. Notes	B1	9.50	6/1/09	75		80,250
Sr. Notes	B1	9.375	9/15/10	700		757,749
Sr. Notes	Ba3	8.75	5/15/13	90	(h)	97,200
AES Eastern Energy LP,
Pass-Through Cert.,
Ser. 1999-A	Ba1	9.00	1/2/17	207		228,003
Aquila, Inc., Sr. Notes	B2	9.95	2/1/11	195		217,913
CMS Energy Corp., Sr. Notes	B1	7.50	1/15/09	120		121,500
Dynegy Holdings, Inc.,
Sr. Unsec’d. Notes	B2	8.375	5/1/16	275	(h)	273,625
Deb.	B2	7.125	5/15/18	50		44,500
Deb.	B2	7.625	10/15/26	75		66,750
Sr. Notes	B2	6.875	4/1/11	75		71,625
Edison Mission Energy,
Sr. Notes	B1	7.73	6/15/09	275		280,500
Sr. Notes	B1	7.75	6/15/16	225	(h)	222,750
Empresa Nacional de Electricidad (Chile), Notes	Ba1	8.35	8/1/13	670	(c)	729,359
Homer City Funding LLC, Sr. Notes	Ba2	8.137	10/1/19	138		148,005

Midwest Generation LLC,
Pass-thru Certs., Ser. A	B1	8.30	7/2/09	195	(f)	199,875
Pass-thru Certs., Ser. B	B1	8.56	1/2/16	36		38,180
Sr. Sec’d. Notes	Ba3	8.75	5/1/34	325		347,750
Mirant North America LLC, Sr. Notes	B1	7.375	12/31/13	360	(h)	355,500
Mission Energy Holdings Co., Sr. Sec’d. Notes	B2	13.50	7/15/08	75		84,656
Nevada Power Co.,
Gen. Ref. Mtge., Notes, Ser. E	Ba1	10.875	10/15/09	10		10,702
Gen. Ref. Mtge., Notes, Ser. I	Ba1	6.50	4/15/12	130		130,538
NRG Energy, Inc., Sr. Sec’d. Notes	B1	7.375	2/1/16	550		550,688
Orion Power Holdings, Inc., Sr. Notes	B3	12.00	5/1/10	370		417,175
Reliant Resources, Inc., Sr. Sec’d. Notes	B2	9.50	7/15/13	220		222,200
Sierra Pacific Resources, Inc., Sr. Notes	B1	8.625	3/15/14	95		102,332
Southern Energy Escrow	NR	7.40	7/15/04	75		750
TECO Energy, Inc., Sr. Notes,	Ba2	7.50	6/15/10	400		416,000
TXU Corp.,
Sr. Notes	Ba1	5.55	11/15/14	50		45,927
Sr. Notes, Ser. Q	Ba1	6.50	11/15/24	150		135,259

						6,397,261

Energy - Other 5.4%
Chesapeake Energy Corp.,
Gtd. Notes	Ba2	6.25	1/15/18	75		69,750
Sr. Notes	Ba2	7.00	8/15/14	150		149,438
Sr. Notes	Ba2	6.375	6/15/15	200		188,500
Sr. Notes	Ba2	6.875	1/15/16	200		194,500
Sr. Notes	Ba2	6.50	8/15/17	275	(h)	259,874
Compton Petroleum Corp., Gtd. Notes	B2	7.625	12/1/13	100		97,500
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25	4/15/14	75		68,813
Forest Oil Corp.,
Sr. Notes	Ba3	8.00	6/15/08	100		102,125
Sr. Notes	Ba3	8.00	12/15/11	95		98,563
Hanover Equipment Trust,
Sr. Sec’d. Notes, Ser. A	B2	8.50	9/1/08	43		43,753
Sr. Sec’d. Notes, Ser. B	B2	8.75	9/1/11	125		130,000
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	100		96,750
Kerr-McGee Corp., Sec’d. Notes	Ba2	6.95	7/1/24	225		221,330
Magnum Hunter Resources, Inc., Sr. Notes	Ba3	9.60	3/15/12	23		24,409
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	4/15/16	400		380,999
Sr. Sub. Notes	Ba3	6.625	9/1/14	75		71,813
Parker Drilling Co., Sr. Notes	B2	9.625	10/1/13	450		493,874
Pioneer Natural Resource Co.,
Bonds	Ba1	6.875	5/1/18	100		96,379
Sr. Notes	Ba1	5.875	7/15/16	100		90,890

Pogo Producing Co., Sr. Sub. Notes	B2	6.875	10/1/17	125		118,125
Premcor Refining Group, Inc., Sr. Notes	Baa3	9.50	2/1/13	235		258,233
Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	125		127,813
Tesoro Corp., Sr. Notes	Ba1	6.25	11/1/12	25	(h)	24,000

						3,407,431

Foods 1.8%
Agrilink Foods, Inc., Gtd. Notes	B3	11.875	11/1/08	21		21,394
Ahold Finance USA, Inc., Gtd. Notes	Ba1	8.25	7/15/10	75		78,563
Dean Foods Co., Gtd. Notes	Ba2	7.00	6/1/16	100		98,000
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	100		104,250
Delhaize America, Inc., Gtd. Notes	Ba1	8.125	4/15/11	125		133,090
Dole Foods Co., Inc.,
Sr. Notes	B3	8.625	5/1/09	55		54,175
Sr. Notes	B2	7.25	6/15/10	100		93,500
National Beef Packing Co., LLC, Sr. Notes	B3	10.50	8/1/11	150		150,749
Pilgrim’s Pride Corp., Gtd. Notes	Ba2	9.625	9/15/11	75		78,563
Smithfield Foods, Inc.,
Sr. Notes	Ba2	7.00	8/1/11	60		58,800
Sr. Notes, Ser. B	Ba2	7.75	5/15/13	155		155,774
Stater Brothers Holdings, Inc., Sr. Notes	B1	8.125	6/15/12	100		99,250

						1,126,108

Gaming 8.6%
Aztar Corp., Sr. Sub. Notes	Ba3	7.875	6/15/14	285		304,594
Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75	4/15/12	200		211,500
CCM Merger, Inc., Notes	B3	8.00	8/1/13	275	(h)	264,000
Greektown Holdings, Sr. Notes	B3	10.75	12/1/13	250	(h)	265,000
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	9.00	3/15/12	185		195,175
Kerzner International Ltd., Sr. Sub. Notes	B2	6.75	10/1/15	300		316,500
Mandalay Resort Group,
Sr. Notes	Ba2	9.50	8/1/08	250		266,250
Sr. Sub. Notes	Ba3	9.375	2/15/10	100		106,750
MGM Mirage, Inc.,
Sr. Notes	Ba2	6.875	4/1/16	225	(h)	216,000
Sr. Notes	Ba2	6.00	10/1/09	325		320,531
Sr. Sub. Notes	Ba3	9.75	6/1/07	480		496,200
Sr. Sub. Notes	Ba2	6.625	7/15/15	180		171,000
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba3	6.375	7/15/09	100		98,375
Sr. Sub. Notes	Ba3	8.375	7/1/11	850	(f)	888,250
Sr. Sub. Notes	Ba3	8.00	4/1/12	175		179,375
Sr. Sub. Notes	Ba3	7.125	8/15/14	50		48,750
Park Place Entertainment, Inc., Sr. Sub. Notes	Ba1	8.125	5/15/11	85		90,525

Station Casinos, Inc.,
Sr. Sub. Notes	Ba3	6.625	3/15/18	100		93,000
Notes	Ba3	6.50	2/1/14	75		71,625
Sr. Notes	Ba2	6.00	4/1/12	200		191,500
Sr. Sub. Notes	Ba3	6.875	3/1/16	100	(h)	96,625
Trump Entertainment Resorts, Inc., Sec’d. Notes	Caa1	8.50	6/1/15	340		333,200
Wynn Las Vegas LLC, First Mtge., Bonds	B2	6.625	12/1/14	250		237,188

						5,461,913

Health Care & Pharmaceutical 12.0%
Accellent, Inc., Gtd. Notes	Caa1	10.50	12/1/13	600		631,499
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	100		89,750
Angiotech Pharmaceutical, Inc. (Canada), Sr. Sub. Notes	B2	7.75	4/1/14	175	(h)	174,563
Concentra Operating Corp., Sr. Sub. Notes	B3	9.50	8/15/10	275		289,094
Coventry Health Care, Inc., Sr. Notes	Ba1	8.125	2/15/12	400		418,000
Elan Finance PLC (Ireland),
Sr. Notes	B3	7.75	11/15/11	340	(c)	331,500
Sr. Notes	B3	9.17	11/15/11	103	(c)(i)	104,288
Fresenius Medical Care Capital Trust II, Gtd. Notes	B1	7.875	2/1/08	500		510,000
Hanger Orthopedic Group, Inc., Sr. Notes	B3	10.25	6/1/14	150	(h)	149,813
HCA, Inc.,
Notes	Ba2	6.25	2/15/13	100		95,188
Debs.	Ba2	8.36	4/15/24	100		101,086
Debs.	Ba2	7.50	11/15/95	150		126,105
Notes	Ba2	6.75	7/15/13	300		293,126
Notes	Ba2	7.50	11/6/33	350		326,580
Iasis Healthcare LLC, Sr. Sub. Notes	B3	8.75	6/15/14	225		227,531
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa3	8.75	2/15/12	165	(f)	163,350
MedQuest, Inc., Sr. Sub. Notes	Caa1	11.875	8/15/12	50		44,938
Mylan Laboratories, Inc.	Ba1	6.375	8/15/15	200		193,000
Omnicare, Inc.,
Notes	Ba3	6.875	12/15/15	100		97,000
Sr. Sub. Notes	Ba3	6.125	6/1/13	125		118,125
Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	300		300,750
Select Medical Corp., Sr. Sub. Notes	B3	7.625	2/1/15	125		111,563
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625	1/15/12	405		441,450
Skilled Healthcare Group, Inc., Notes	Caa1	11.00	1/15/14	550	(h)	588,499
Vanguard Health Holdings Co. II, LLC, Sr. Sub. Notes	Caa1	9.00	10/1/14	265		271,625
Ventas Realty LP,
Sr. Notes	Ba2	6.625	10/15/14	150		146,625
Sr. Notes	Ba2	6.75	6/1/10	200		200,750
Sr. Notes	Ba2	7.125	6/1/15	125		126,094
Sr. Notes	Ba2	8.75	5/1/09	280		295,400
Sr. Notes	Ba2	9.00	5/1/12	45		49,725
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75	2/1/15	615		613,462

						7,630,479

Lodging 3.6%
Felcor Lodging LP,
Sr. Notes	Ba3	8.83	6/1/11	125	(i)	128,906
Sr. Notes	Ba3	8.50	6/1/11	225		240,750
Gtd. Notes	Ba3	7.625	10/1/07	125		127,500
Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	100		102,000
Hilton Hotels Corp., Notes	Ba2	7.625	12/1/12	75		78,226
Host Marriott LP,
Sr. Notes	Ba2	6.75	6/1/16	325	(h)	315,656
Sr. Notes	Ba2	7.125	11/1/13	400		402,001
Sr. Notes, Ser. I	Ba2	9.50	1/15/07	275		280,156
Sr. Notes, Ser. M	Ba2	7.00	8/15/12	200		200,500
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.00	5/15/10	175	(c)	184,292
Starwood Hotels & Resorts Worldwide, Inc.,
Debs.	Ba1	7.375	11/15/15	150		154,125
Sr. Notes	Ba1	7.875	5/1/12	70		74,025

						2,288,137

Media & Entertainment 9.6%
AMC Entertainment, Inc.,
Gtd. Notes	B3	11.00	2/1/16	50	(h)	54,000
Sr. Sub. Notes	B2	8.625	8/15/12	275		283,250
Sr. Sub. Notes	B3	8.00	3/1/14	100		93,250
Cinemark, Inc., Sr. Disc. Notes	Caa1	Zero	3/15/14	225		176,344
Dex Media, Inc., Notes	B3	8.00	11/15/13	165		167,063
Dex Media East LLC, Sr. Sub. Notes	B1	12.125	11/15/12	406		457,764
Dex Media West LLC, Sr. Sub. Notes	B2	9.875	8/15/13	415		452,350
DirecTVHoldings LLC, Sr. Sub. Notes	Ba2	8.375	3/15/13	48		50,820
Echostar DBS Corp.,
Gtd. Notes	Ba3	6.625	10/1/14	75		70,875
Gtd. Notes	Ba3	7.125	2/1/16	250	(h)(i)	239,375
Sr. Notes	Ba3	6.375	10/1/11	75		72,000
Gray Television, Inc., Sr. Sub. Notes	Ba3	9.25	12/15/11	285		299,963
Intrawest Corp. (Canada), Sr. Notes	B1	7.50	10/15/13	300	(c)	304,500
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875	10/1/13	200		188,000
Morris Publishing Group LLC, Sr. Sub. Notes	B1	7.00	8/1/13	65		61,831
New Skies Satellites NV (Netherlands), Sr. Notes	B1	10.414	11/1/11	200	(c)(i)	206,500
PRIMEDIA, Inc., Sr. Notes	B2	10.545	5/15/10	200	(i)	204,000
Quebecor Media Inc. (Canada), Sr. Notes	B2	7.75	3/15/16	160	(c)(h)	162,400
Rainbow National Services LLC,
Sr. Notes	B2	8.75	9/1/12	125	(h)	132,500
Sr. Sub. Notes	B3	10.375	9/1/14	25	(h)	27,938

RH Donnelley Finance Corp.,
Sr. Sub. Notes	B2	10.875	12/15/12	200	(h)	220,000
Sr. Sub. Notes	Caa1	8.875	1/15/16	600	(h)	602,999
Sinclair Broadcast Group, Inc., Sr. Sub. Notes	B2	8.75	12/15/11	165		171,600
Six Flags, Inc., Sr. Notes	Caa1	9.625	6/1/14	100		98,750
Sun Media Corp. (Canada), Gtd. Notes	Ba3	7.625	2/15/13	400	(c)	408,000
Universal City Florida Holdings Co., Sr. Notes	B3	9.899	5/1/10	400	(i)	413,000
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75	2/15/14	150		144,188
Vertis, Inc.,
Sr. Notes	B3	9.75	4/1/09	200		204,000
Sr. Notes, Ser. B	Caa2	10.875	6/15/09	45		43,875
Warner Music Group, Sr. Sub. Notes	B2	7.375	4/15/14	50		49,500

						6,060,635

Metal 7.0%
AK Steel Corp., Sr. Notes	B1	7.75	6/15/12	175		172,375
Arch Western Finance LLC, Sr. Notes	Ba3	6.75	7/1/13	275		266,750
Century Aluminum Co., Sr. Notes	B1	7.50	8/15/14	100		103,000
Chaparral Steel Co., Sr. Unsec’d. Notes	B1	10.00	7/15/13	430		478,375
Earle M. Jorgensen Co., Sec’d. Notes	Ba3	9.75	6/1/12	700		748,999
Foundation Coal Co., Gtd. Notes	B1	7.25	8/1/14	200		201,000
Gerdau AmeriSteel Corp., Sr. Notes	Ba2	10.375	7/15/11	500		541,250
Indalex Holding Corp., Sec’d. Notes	B3	11.50	2/1/14	100	(h)	105,000
Ispat Inland ULC (Canada), Sec’d. Notes	Baa3	9.75	4/1/14	290	(c)	324,438
Metals USA, Sec’d. Notes	B3	11.125	12/1/15	372	(h)	414,780
Novelis, Inc. (Canada), Sr. Notes	B1	7.75	2/15/15	225	(c)(h)	214,875
Oregon Steel Mills, Inc., First Mtge. Notes	Ba3	10.00	7/15/09	210		220,500
Ryerson Tull, Inc., Sr. Notes	B2	8.25	12/15/11	135		135,338
United States Steel Corp.,
Sr. Notes	B1	10.75	8/1/08	100		108,500
Sr. Notes	B1	9.75	5/15/10	400		430,000

						4,465,180

Non-Captive Financial 0.4%
Residential Capital Corp., Notes	Baa3	6.375	6/30/10	250		246,783

Packaging 3.9%
Berry Plastics Corp., Sr. Sub. Notes	B3	10.75	7/15/12	275		298,375
Crown Americas, Sr. Notes	B1	7.625	11/15/13	300	(h)	301,500
Graham Packaging Co., Inc.,
Sr. Notes	Caa1	8.50	10/15/12	200		202,000
Sr. Notes	Caa2	9.875	10/15/14	250		255,000
Greif Brothers Corp., Sr. Sub. Notes	B1	8.875	8/1/12	480		506,400

Owens-Brockway Glass Container, Inc., Sr. Sec’d. Notes	B1	8.75	11/15/12	705		745,537
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	175		172,813

						2,481,625

Paper 4.1%
Abitibi Consolidated, Inc. (Canada), Sr. Notes	B1	8.375	4/1/15	475	(c)	453,625
Ainsworth Lumber Co. Ltd. (Canada), Sr. Notes	B2	8.71	10/1/10	400	(c)(i)	400,000
Bowater Canada Finance (Canada), Gtd. Notes	B1	7.95	11/15/11	100	(c)	97,500
Cascades, Inc. (Canada), Sr. Notes	Ba3	7.25	2/15/13	300	(c)	281,250
Catalyst Paper Corp., Gtd. Notes (Canada)	B1	8.625	6/15/11	100		99,500
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75	3/15/10	300		303,750
Domtar, Inc., Notes	B1	7.875	10/15/11	25		23,500
Graphic Packaging International Corp.,
Sr. Notes	B2	8.50	8/15/11	200		201,500
Sr. Sub. Notes	B3	9.50	8/15/13	125		125,625
Jefferson Smurfit Corp., Sr. Notes	B2	8.25	10/1/12	90		84,600
Millar Western Forest Products Ltd. (Canada), Sr. Notes	B2	7.75	11/15/13	130	(c)	101,400
Norampac, Inc. (Canada), Sr. Notes	Ba2	6.75	6/1/13	110	(c)	101,475
Norske Skog Ltd. (Canada), Sr. Notes	B1	7.375	3/1/14	100		92,000
Smurfit-Stone Container Corp.,
Sr. Notes	B2	9.25	2/1/08	26		27,365
Sr. Notes	B2	8.375	7/1/12	75		70,875
Tembec Industries, Inc. (Canada), Sr. Notes	Ca	7.75	3/15/12	205	(c)	108,650

						2,572,615

Pipelines & Other 5.9%
Amerigas Partners LP, Sr. Notes	B1	7.125	5/20/16	175		168,438
El Paso Corp., Sr. Notes	Caa1	7.00	5/15/11	465		462,675
El Paso Production Holdings Co., Sr. Notes	B3	7.75	6/1/13	525		535,499
Ferrellgas Partners LP,
Sr. Notes	B2	8.75	6/15/12	100		102,000
Sr. Notes	Ba3	6.75	5/1/14	50		47,875
Inergy LP,
Gtd. Notes	B1	8.25	3/1/16	50		51,250
Sr. Notes	B1	6.875	12/15/14	150		141,375
Pacific Energy Partners LP, Sr. Notes	Ba2	7.125	6/15/14	100		99,750
Southern Natural Gas Co., Notes	B1	8.875	3/15/10	250		264,648
Targa Resources, Inc., Sr. Notes	B2	8.50	11/1/13	400	(h)	396,000
Tennessee Gas Pipeline Co.,
Deb.	Ba2	7.00	3/15/27	215		216,549
Deb.	Ba2	7.00	10/15/28	25		23,804
Deb.	Ba2	7.625	4/1/37	295		297,903

Williams Companies, Inc. (The),
Deb.	B1	7.50	1/15/31	100		99,500
Sr. Notes	B1	7.125	9/1/11	200		204,000
Sr. Notes	B1	7.75	6/15/31	100		101,750
Sr. Unsec’d. Notes	B1	8.125	3/15/12	425		450,500
Notes	B1	7.875	9/1/21	75		77,813

						3,741,329

Restaurants 0.4%
Carrols Corp., Gtd. Notes	B3	9.00	1/15/13	175		176,750
Dominos, Inc., Sr. Sub. Notes	B2	8.25	7/1/11	73		75,190

						251,940

Retailers 3.4%
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00	3/15/14	100		99,500
GSC Holdings,
Gtd. Notes	Ba3	8.865	10/1/11	150	(h)(i)	155,250
Gtd. Notes	Ba3	8.00	10/1/12	115	(h)	114,425
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes	Caa2	8.50	8/1/14	125		116,250
Neiman Marcus Group, Gtd. Notes	B3	10.375	10/15/15	350	(h)	368,374
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	175		176,094
Rite Aid Corp.,
Sr. Sec’d. Notes	B2	8.125	5/1/10	245		246,838
Sr. Sec’d. Notes	B2	7.50	1/15/15	200		195,000
Sonic Automotive, Inc., Sr. Sub. Notes	B2	8.625	8/15/13	110		111,100
Steinway Musical Instruments, Sr. Notes	Ba3	7.00	3/1/14	350	(h)	343,875
Stripes Acquisition LLC, Sr. Notes	B2	10.625	12/15/13	200	(h)	217,000

						2,143,706

Technology 5.6%
Amkor Technology, Inc., Sr. Notes	Caa1	7.125	3/15/11	75		68,438
Avago Technologies,
Sr. Notes	B3	10.125	12/1/13	150	(h)	160,875
Sr. Sub. Notes	Caa2	11.875	12/1/15	75	(h)	83,625
Flextronics International, Ltd. (Singapore), Sr. Sub. Notes	Ba2	6.25	11/15/14	200	(c)	190,000
Freescale Semiconductor, Inc.,
Sr. Notes	Ba1	6.875	7/15/11	175		176,750
Sr. Notes	Ba1	7.125	7/15/14	25		25,500
Iron Mountain, Inc., Sr. Notes	Caa1	8.625	4/1/13	175		179,813
Nortel Networks Ltd. (Canada), Notes	B3	4.25	9/1/08	135	(c)	127,744
Sanmina-SCI Corp., Sr. Sub. Notes	B1	8.125	3/1/16	200		200,500
Seagate Technology, Gtd. Notes	Ba2	8.00	5/15/09	500		513,750
Sensata Technology, Sr. Notes	B2	8.00	5/1/14	375	(h)	369,375
Serena Software, Inc., Sr. Sub. Notes	Caa1	10.375	3/15/16	300	(h)	313,500
Spansion LLC, Sr. Notes	Caa1	11.25	1/15/16	300	(h)	308,250
SunGard Data Systems, Inc., Sr. Notes	B3	9.431	8/15/13	750	(h)(i)	789,374
Xerox Corp., Sr. Notes	Ba2	6.875	8/15/11	50		50,500

						3,557,994

Telecommunications 8.1%
Alamosa Delaware, Inc., Sr. Notes	Caa1	11.00	7/31/10	150		165,375
Centennial Communications Corp., Sr. Notes	B3	8.125	2/1/14	155		156,550
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375	1/15/14	105		106,050
Citizens Communications Co.,
Sr. Notes	Ba3	9.00	8/15/31	100		105,000
Notes	Ba3	9.25	5/15/11	260		282,425
Sr. Notes	Ba3	6.25	1/15/13	150		143,250
Dobson Communications Corp., Sec’d. Notes	B1	8.375	11/1/11	250		259,688
Eircom Funding PLC (Ireland), Sr. Sub. Notes	B1	8.25	8/15/13	120	(c)	128,700
Hawaiian Telcom Communications, Inc., Gtd. Notes	Caa1	12.50	5/1/15	50		53,563
Intelsat Subsidiary Holding Co., Ltd. (Bermuda), Gtd. Notes	B2	9.614	1/15/12	375	(c)(i)	380,156
Level 3 Financing, Inc.,
Gtd. Notes	B3	10.75	10/15/11	50		52,000
Sr. Notes	B3	12.25	3/15/13	575	(h)	620,999
Nextel Partners, Inc., Sr. Notes	Ba3	8.125	7/1/11	375		393,750
Nordic Telephone Co. Holdings (Denmark), Sr. Notes	B2	8.875	5/1/16	265	(h)	273,613
Qwest Capital Funding, Inc., Gtd. Notes	B3	6.875	7/15/28	150		132,000
Qwest Communications International, Inc., Sr. Notes	B2	7.50	2/15/14	150		148,500
Qwest Services Corp., Sr. Notes	Ba3	7.875	9/1/11	150		154,313
Rogers Wireless, Inc. (Canada),
Sec’d. Notes	Ba2	7.50	3/15/15	150	(c)	152,625
Sr. Sec’d. Notes	Ba2	9.625	5/1/11	125	(c)	137,500
Sr. Sub. Notes	Ba3	8.00	12/15/12	200	(c)	205,750
Rural Cellular Corp., Sr. Sub. Notes	Caa1	9.875	2/1/10	150		157,875
Ubiquitel Operating Co., Sr. Notes	Caa1	9.875	3/1/11	250		273,125
U.S. Unwired, Inc., Sr. Sec’d. Notes	Baa2	9.16	6/15/10	75	(i)	76,875
US West Communications, Debs.	Ba3	7.50	6/15/23	625		596,874

						5,156,556

Tobacco 0.4%
Reynolds American, Inc., Sec’d. Notes	Ba2	7.625	6/1/16	200	(h)	197,803
RJ Reynolds Tobacco Holdings, Inc., Notes	Ba2	6.50	7/15/10	70		68,775

						266,578

Total corporate bonds (cost $81,112,288)						81,623,445

SOVEREIGN BONDS 1.6%
Republic of Argentina,
Bonds	B3	4.889	8/3/12	298	(c)(i)	273,418
Bonds	B3	3.00	4/30/13	201	(c)(i)	143,451
Republic of Colombia, Notes	Ba2	10.00	1/23/12	200	(c)	229,000
Republic of Philippines, Bonds	B1	9.375	1/18/17	300	(c)	337,875

Total sovereign bonds (cost $963,062)						983,744

				Shares
COMMON STOCKS 1.1%
IMPSAT Fiber Networks, Inc.				2,330	(b)	21,320
Liberty Global Inc., Class A				3,065		67,920
Liberty Global Inc., Class C				3,065		70,280
Mirant Corp.				1,590	(b)(f)(h)	39,559
Premium Standard Farms, Inc. (cost $249,980; purchased 6/16/05)				21,883	(f)(g)	363,477
TELUS Corp.				4,049		163,782

Total common stocks (cost $614,741)						726,338

PREFERRED STOCK(b) 0.8%
Paxson Communications Corp., 14.25%, PIK (cost $393,072)				55		476,321

				Units
WARRANTS(b)
Sterling Chemical Holdings, Inc., expiring 8/15/08				140	(f)	0
Viasystems Group, Inc., expiring 1/10/31				10,871	(f)	1
XM Satellite Radio, Inc., expiring 3/3/10				150	(f)(h)	0

Total warrants (cost $219,817)						1

Total long-term investments (cost $83,302,980)						83,809,849

				Principal Amount (000)
SHORT-TERM INVESTMENTS 1.1%
U.S. GOVERNMENT AGENCY SECURITIES
Federal Home Loan Bank, Discount Notes (cost $695,000)	A-1+(d)	Zero	6/1/06	$695	(e)	694,905

Total investments(j) 133.3% (cost $83,997,980)(k)						84,504,754
Liabilities in excess of other assets (33.3%)						(21,106,718)

Net Assets 100.0%						$ 63,398,036

F.R.N. - Floating Rate Note.
M.T.N. - Medium Term Note.
NR - Not rated by Moody’s or Standard & Poor’s.
PIK - Payment in Kind

(a)	Represents issuer in default on interest payment, non-income producing security.
(b)	Non-income producing securities.
(c)	US $ Denominated foreign securities.
(d)	Standard & Poor’s Rating.
(e)	Percentage quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security that has been deemed illiquid.
(g)	Indicates a restricted security; the aggregate cost of the restricted securities is $351,730. The aggregate value of $467,352 represents 0.74% of net assets.
(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(i)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at May 31, 2006.
(j)	As of May 31, 2006, one security representing $1 and 0.0% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.
(k)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$ 84,594,928	$2,328,907	$(2,419,081)	$(90,174)

The difference between book basis and tax basis is attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by a principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Restricted Securities: The Fund may invest up to 20% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law (“restricted securities”).

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) High Yield Income Fund, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	July 25, 2006

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	July 25, 2006

*	Print the name and title of each signing officer under his or her signature.